SHAREHOLDERS EQUITY (Details Narrative) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands			3 Months Ended
	Jan. 29, 2025 USD ($) $ / shares shares	Jan. 04, 2024 USD ($) $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Jan. 04, 2024 CAD ($) $ / shares shares
IfrsStatementLineItems [Line Items]
Proceeds from exercise warrants | $		$ 3,227	$ 1,020
Number of common shares issued		1,122,521	528,507		1,122,521
Warrant exercise price per share | (per share)		$ 2.88			$ 3.40
Underwritten public offering [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued	3,281,250,000
Price per share | $ / shares	$ 6.40
Registered direct offering [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued	1,406,250,000
Price per share | $ / shares	$ 6.40
Gross proceeds from offering | $	$ 30,000
Finders fees paid | $	$ 2,400
Number of common shares issued for finders fee	60,650,000
Number of warrants issued for finders fee	229,688,000
Registered direct offerings [member]
IfrsStatementLineItems [Line Items]
Finder fee		$ 258			$ 348
Non registered warrants share issued		89,802			89,802
Warrants [member]
IfrsStatementLineItems [Line Items]
Number of common shares issued		561,260			561,260
Warrant exercise price per share | (per share)		$ 3.75			$ 5.13